Financial risk	12 Months Ended
Sep. 30, 2020
Financial risk
Financial risk

Note 21. Financial risk

Financial instruments are fundamental to the Group’s business of providing banking and financial services. The associated financial risks (including credit risk, funding and liquidity risk and market risk) are a significant proportion of the total risks faced by the Group.

This note details the financial risk management policies, practices and quantitative information of the Group’s principal financial risk exposures.

		Note
Principal financial risks	Note name	number
Overview	Risk management frameworks	21.1
Credit risk	Credit risk ratings system	21.2.1
The risk of financial loss where a customer or counterparty fails to meet their financial obligations.	Credit risk mitigation, collateral and other credit enhancements	21.2.2
	Credit risk concentrations	21.2.3
	Credit quality of financial assets	21.2.4
	Non-performing loans and credit commitments	21.2.5
	Collateral held	21.2.6
Funding and liquidity risk	Liquidity modelling	21.3.1
The risk that Westpac cannot meet its payment obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.	Sources of funding	21.3.2
	Assets pledged as collateral	21.3.3
	Contractual maturity of financial liabilities	21.3.4
	Expected maturity	21.3.5
Market risk	Value-at-Risk (VaR)	21.4.1
The risk of an adverse impact on earnings resulting from changes in market factors, such as foreign exchange rates, interest rates, commodity prices	Traded market risk	21.4.2
and equity price.	Non-traded market risk	21.4.3

21.1 Risk management frameworks

The Board is responsible for approving the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement and for monitoring the effectiveness of risk management by the Westpac Group. The Board has delegated to the Board Risk Committee (BRiskC) responsibility to:

•	review and recommend the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement to the Board for approval;
•	review and monitor the risk profile and controls of the Group consistent with Westpac Group's Risk Appetite Statement;
•	approve frameworks, policies and processes for managing risk (consistent with the Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement); and
•	review and, where appropriate, approve risks beyond the approval discretion provided to management.

For each of its primary financial risks, the Group maintains risk management frameworks and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls:

Risk	Risk management framework and controls
Credit risk

•     The Credit Risk Management Framework describes the principles, methodologies, systems, roles and responsibilities, reports and key controls for managing credit risk.

•     The BRiskC, Westpac Group Executive Risk Committee (RISKCO) and Westpac Group Credit Risk Committee (CREDCO) monitor the risk profile, performance and management of the Group’s credit portfolio and the development and review of key credit risk policies.

•     The Credit Risk Rating System Policy describes the credit risk rating system philosophy, design, key features and uses of rating outcomes.

•     All models materially impacting the risk rating process are periodically reviewed in accordance with Westpac’s model risk policies.

•     An annual review is performed of the Credit Risk Rating System by the BRiskC and CREDCO.

•     Specific credit risk estimates (including PD, LGD and EAD levels) are overseen, reviewed annually and supported by the Credit Risk Estimates Committee (a subcommittee of CREDCO) prior to approval under delegated authority from the Chief Risk Officer.

•     In determining the provision for ECL, the macroeconomic variables and the probability weightings of the forward-looking scenarios as well as any adjustments made to the modelled outcomes are subject to the approval of the Group Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).

•     Policies for the delegation of credit approval authorities and formal limits for the extension of credit are established throughout the Group.

•     Credit manuals are established throughout the Group including policies governing the origination, evaluation, approval, documentation, settlement and ongoing management of credit risks.

•     Climate change related credit risks are considered in line with our Climate Change Position Statement (CCPS). The CCPS outlines enhanced lending standards for the thermal coal, mining and energy sectors. These lending parameters have been included in the Group's risk framework and, where appropriate, are applied at the portfolio, customer and transaction level.

•     The Climate Change Risk Committee oversees work to identify and manage the potential impact on credit exposures from climate change-related transition and physical risks across the Group and reports to CREDCO.

•     The Group's Environmental, Social and Governance (ESG) Credit Risk Policy details the Group's overall approach to managing ESG risks in the credit risk process for applicable transactions

•     Sector policies guide credit extension where industry-specific guidelines are considered necessary (e.g. acceptable financial ratios or permitted collateral).

•     The Related Entity Risk Management Framework and supporting policies govern credit exposures to related entities, to minimise the spread of credit risk between Group entities and to comply with prudential requirements prescribed by APRA.

Funding and liquidity risk

•     Funding and liquidity risk is measured and managed in accordance with the policies and processes defined in the Board-approved Liquidity Risk Management Framework which is part of the Westpac Board-approved Risk Management Strategy.

•     Responsibility for managing Westpac's liquidity and funding positions in accordance with the Liquidity Risk Management Framework is delegated to Treasury, under the oversight of Group ALCO and Treasury Risk.

•     Westpac's Liquidity Risk Management Framework sets out Westpac's funding and liquidity risk appetite, roles and responsibilities of key people managing funding and liquidity risk within Westpac, risk reporting and control processes and limits and targets used to manage Westpac's balance sheet.

•     Treasury undertakes an annual funding review that outlines Westpac's balance sheet funding strategy over a three year period. This review encompasses trends in global markets, peer analysis, wholesale funding capacity, expected funding requirements and a funding risk analysis. This strategy is continuously reviewed to take account of changing market conditions, investor sentiment and estimations of asset and liability growth rates.

•     Westpac monitors the composition and stability of its funding so that it remains within Westpac's funding risk appetite. This includes compliance with both the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR).

•     Westpac holds a portfolio of liquid assets for several purposes, including as a buffer against unforeseen funding requirements. The level of liquid assets held takes into account the liquidity requirements of Westpac's balance sheet under normal and stress conditions.

•     Treasury maintains a contingent funding plan that outlines the steps that should be taken by Westpac in the event of an emerging 'funding crisis'. The plan is aligned with Westpac's broader Liquidity Crisis Management Policy which is approved annually by the Board.

•     Daily liquidity risk reports are reviewed by the Group's Treasury and Treasury Risk teams. Liquidity reports are presented to Group ALCO monthly and to the Board quarterly.

Market risk

•     The Market Risk Framework describes the Group's approach to managing traded and non- traded market risk.

•     Traded market risk includes interest rate, FX, commodity, equity price, credit spread and volatility risks. Non-traded market risk includes interest rate and credit spread risks.

•     Market risk is managed using VaR limits, Net interest income at risk (NaR) and structural risk limits (including credit spread and interest rate basis point value limits) as well as scenario analysis and stress testing.

•     The BRiskC approves the risk appetite for traded and non-traded risks through the use of VaR, NaR and specific structural risk limits. This includes separate VaR sub-limits for the trading activities of Financial Markets and Treasury and for non-traded ALM activities.

•     Market risk limits are assigned to business management based upon the Bank's risk appetite and business strategies in addition to the consideration of market liquidity and concentration.

•     Market risk positions are managed by the trading desks and ALM unit consistent with their delegated authorities and the nature and scale of the market risks involved.

•     Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk and Treasury Risk units, which monitor market risk exposures against VaR and structural risk limits. Daily VaR position reports are produced by risk type, by product lines and by geographic region. Quarterly reports are produced for the Westpac Group Market Risk Committee (MARCO), RISKCO and the BRiskC.

•     Daily stress testing and backtesting of VaR results are performed to support model integrity and to analyse extreme or unexpected movements. A review of the potential profit and loss outcomes is also undertaken to monitor any skew created by the historical data. MARCO has ratified an approved escalation framework.

•     The BRiskC has approved a framework for profit or loss escalation which considers both single day and 20 day cumulative results.

•     Treasury's ALM unit is responsible for managing the non-traded interest rate risk including risk mitigation through hedging using derivatives. This is overseen by the Treasury Risk unit and reviewed by Banking Book Risk Committee (BBRC), MARCO, RISKCO and BRiskC.

21.2 Credit Risk

21.2.1 Credit risk ratings system

The principal objective of the credit risk rating system is to reliably assess the credit risk to which the Group is exposed. The Group has two main approaches to this assessment.

Transaction-managed customers

Transaction managed customers are generally customers with business lending exposures. They are individually assigned a Customer Risk Grade (CRG), corresponding to their expected PD. Each facility is assigned an LGD. The Group’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s and S&P Global Ratings (S&P) external senior ranking unsecured ratings.

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to the Group’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+

Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default
	H	Default

Program-managed portfolio

The program-managed portfolio generally includes retail products including mortgages, personal lending (including credit cards) as well as SME lending. These customers are grouped into pools of similar risk. Pools are created by analysing similar risk characteristics that have historically predicted that an account is likely to go into default. Customers grouped according to these predictive characteristics are assigned a PD and LGD relative to their pool. The credit quality of these pools is based on a combination of behavioural factors, delinquency trends, PD estimates and loan to valuation ratio (housing loans only).

21.2.2 Credit risk mitigation, collateral and other credit enhancements

Westpac uses a variety of techniques to reduce the credit risk arising from its lending activities.

This includes the Group establishing that it has direct, irrevocable and unconditional recourse to collateral and other credit enhancements through obtaining legally enforceable documentation.

Collateral

The table below describes the nature of collateral or security held for each relevant class of financial asset:

Loans – housing and personal[1]

Housing loans are secured by a mortgage over property and additional security may take the form of guarantees and deposits.

Personal lending (including credit cards and overdrafts) is predominantly unsecured. Where security is taken, it is restricted to eligible motor vehicles, caravans, campers, motor homes and boats. Personal lending also includes margin lending which is secured primarily by shares or managed funds.

Loans – business[1]

Business loans may be secured, partially secured or unsecured. Security is typically taken by way of a mortgage over property and/or a general security agreement over business assets or other assets.

Other security such as guarantees, standby letters of credit or derivative protection may also be taken as collateral, if appropriate.

Trading securities, financial assets measured at FVIS and derivatives

These exposures are carried at fair value which reflects the credit risk.

For trading securities, no collateral is sought directly from the issuer or counterparty; however this may be implicit in the terms of the instrument (such as an asset-backed security). The terms of debt securities may include collateralisation.

For derivatives, master netting agreements are typically used to enable the effects of derivative assets and liabilities with the same counterparty to be offset when measuring these exposures. Additionally, collateralisation agreements are also typically entered into with major institutional counterparties to avoid the potential build-up of excessive mark-to-market positions. Derivative transactions are increasingly being cleared through central clearers.

1.	This includes collateral held in relation to associated credit commitments.

Management of risk mitigation

The Group mitigates credit risk through controls covering:

Collateral and valuation management

The estimated realisable value of collateral held in support of loans is based on a combination of:

•      formal valuations currently held for such collateral; and

•      management’s assessment of the estimated realisable value of all collateral held.

This analysis also takes into consideration any other relevant knowledge available to management at the time. Updated valuations are obtained when appropriate.

The Group revalues collateral related to financial markets positions on a daily basis and has formal processes in place to promptly call for collateral top-ups, if required. These processes include margining for non-centrally cleared customer derivatives as regulated by Australian Prudential Standard CPS226. The collateralisation arrangements are documented via the Credit Support Annex of the ISDA dealing agreements and Global Master Repurchase Agreements (GMRA) for repurchase transactions.

In relation to financial markets positions, Westpac only recognises collateral which is:

•     cash, primarily in Australian dollars (AUD), New Zealand dollars (NZD), US dollars (USD), Canadian dollars (CAD), British pounds (GBP) or European Union euro (EUR);

•     bonds issued by Australian Commonwealth, State and Territory governments or their Public Sector Enterprises, provided these attract a zero risk-weighting under Australian Prudential Standard (APS) 112;

•     securities issued by other sovereign governments and supranationals as approved by an authorised credit officer; or

•     protection bought via credit-linked notes (provided the proceeds are invested in cash or other eligible collateral).

Other credit enhancements

The Group only recognises guarantees, standby letters of credit, or credit derivative protection from the following entities (provided they are not related to the entity with which Westpac has a credit exposure):

•      Sovereign;

•      Australia and New Zealand public sector;

•      ADIs and overseas banks with a minimum risk grade equivalent of A3 / A–; and

•      Others with a minimum risk grade equivalent of A3 / A–.

Credit Portfolio Management (CPM) manages the Group’s corporate, sovereign and bank credit portfolios through monitoring the exposure and any offsetting hedge positions.

CPM purchases credit protection from entities meeting the criteria above and sells credit protection to diversify the Group’s credit risk.

Offsetting

Creditworthy customers domiciled in Australia and New Zealand may enter into formal agreements with the Group, permitting the Group to set-off gross credit and debit balances in their nominated accounts. Cross-border set-offs are not permitted.

Close-out netting is undertaken with counterparties with whom the Group has entered into a legally enforceable master netting agreement for their off-balance sheet financial market transactions in the event of default.

Further details of offsetting are provided in Note 23.

Central clearing

The Group executes derivative transactions through central clearing counterparties. Central clearing counterparties mitigate risk through stringent membership requirements, the collection of margin against all trades placed, the default fund, and an explicitly defined order of priority of payments in the event of default.

21.2.3 Credit risk concentrations

Credit risk is concentrated when a number of counterparties are engaged in similar activities, have similar economic characteristics and thus may be similarly affected by changes in economic or other conditions.

The Group monitors its credit portfolio to manage risk concentrations and rebalance the portfolio.

Individual customers or groups of related customers

The Group has large exposure limits governing the aggregate size of credit exposure normally acceptable to individual customers and groups of related customers. These limits are tiered by customer risk grade.

Specific industries

Exposures to businesses, governments and other financial institutions are classified into a number of industry clusters based on related Australian and New Zealand Standard Industrial Classification (ANZSIC) codes and are monitored against the Group’s industry risk appetite limits.

Individual countries

The Group has limits governing risks related to individual countries, such as political situations, government policies and economic conditions that may adversely affect either a customer’s ability to meet its obligations to the Group, or the Group’s ability to realise its assets in a particular country.

Maximum exposure to credit risk

The maximum exposure to credit risk (excluding collateral received) is represented by the carrying amount of on-balance sheet financial assets (which comprise cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, and other financial assets) and undrawn credit commitments.

The following tables set out the credit risk concentrations to which the Group and the Parent Entity are exposed for on-balance sheet financial assets and for undrawn credit commitments.

Life insurance assets are excluded as primarily the credit risk is passed on to the policyholder and backed by the policyholder liabilities.

The balances for trading securities and financial assets measured at FVIS and investment securities exclude equity securities as the primary financial risk is not credit risk.

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 10)

•      64% (2019: 45%) were issued by financial institutions for the Group; 67% (2019: 44%) for the Parent Entity.

•      33% (2019: 51%) were issued by government or semi-government authorities for the Group; 31% (2019: 52%) for the Parent Entity.

•      79% (2019: 71%) were held in Australia by the Group; 84% (2019: 75%) by the Parent Entity.

Investment securities (Note 11)

•      18% (2019: 24%) were issued by financial institutions for the Group; 18% (2019: 25%) for the Parent Entity.

•      82% (2019: 75%) were issued by government or semi-government authorities for the Group; 82% (2019: 75%) for the Parent Entity.

•      92% (2019: 90%) were held in Australia by the Group; 98% (2019: 97%) by the Parent Entity.

Loans (Note 12)	• Note 12 provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	• 68% (2019: 72%) were issued by financial institutions for both the Group and Parent Entity. • 76% (2019: 78%) were held in Australia by the Group; 78% (2019: 80%) by the Parent Entity.

	2020			2019
	Total on	Undrawn		Total on	Undrawn
Consolidated	balance	credit		balance	credit
$m	sheet	commitments	Total	sheet	commitments	Total
Australia
Accommodation, cafes and restaurants	7,956	1,225	9,181	8,061	1,070	9,131
Agriculture, forestry and fishing	10,159	2,219	12,378	9,250	2,014	11,264
Construction	6,726	3,643	10,369	7,229	3,340	10,569
Finance and insurance	81,502	8,954	90,456	73,052	7,316	80,368
Government, administration and defence	80,182	1,588	81,770	63,582	1,766	65,348
Manufacturing	9,248	6,477	15,725	10,504	5,850	16,354
Mining	3,402	3,735	7,137	3,325	3,802	7,127
Property	45,139	10,869	56,008	45,467	10,119	55,586
Property services and business services	12,712	7,019	19,731	14,191	5,898	20,089
Services	11,922	7,595	19,517	12,340	6,523	18,863
Trade	13,633	10,171	23,804	16,593	7,677	24,270
Transport and storage	9,392	5,136	14,528	9,529	5,114	14,643
Utilities	6,368	4,918	11,286	5,567	4,487	10,054
Retail lending	454,986	84,454	539,440	467,206	84,057	551,263
Other	6,867	2,491	9,358	6,668	2,740	9,408
Total Australia	760,194	160,494	920,688	752,564	151,773	904,337
New Zealand
Accommodation, cafes and restaurants	389	51	440	356	36	392
Agriculture, forestry and fishing	9,158	632	9,790	8,631	607	9,238
Construction	517	429	946	503	350	853
Finance and insurance	12,701	1,782	14,483	11,685	1,507	13,192
Government, administration and defence	7,833	865	8,698	6,667	856	7,523
Manufacturing	1,804	1,782	3,586	2,079	1,758	3,837
Mining	208	97	305	289	29	318
Property	7,433	977	8,410	6,977	1,120	8,097
Property services and business services	1,033	712	1,745	1,300	557	1,857
Services	2,168	853	3,021	2,023	577	2,600
Trade	2,025	1,510	3,535	2,441	1,259	3,700
Transport and storage	1,249	871	2,120	1,209	755	1,964
Utilities	1,809	1,681	3,490	1,938	1,447	3,385
Retail lending	52,645	12,596	65,241	49,542	12,056	61,598
Other	204	182	386	151	161	312
Total New Zealand	101,176	25,020	126,196	95,791	23,075	118,866
Other overseas
Accommodation, cafes and restaurants	118	10	128	109	11	120
Agriculture, forestry and fishing	124	5	129	150	3	153
Construction	51	118	169	55	127	182
Finance and insurance	19,194	2,243	21,437	17,712	3,093	20,805
Government, administration and defence	4,787	18	4,805	5,646	23	5,669
Manufacturing	1,908	3,443	5,351	3,830	5,329	9,159
Mining	352	1,194	1,546	500	1,872	2,372
Property	416	27	443	493	29	522
Property services and business services	1,652	790	2,442	1,766	863	2,629
Services	218	698	916	244	637	881
Trade	1,555	1,931	3,486	2,318	2,859	5,177
Transport and storage	755	276	1,031	999	652	1,651
Utilities	952	615	1,567	1,088	931	2,019
Retail lending	459	32	491	864	37	901
Other	129	27	156	171	26	197
Total other overseas	32,670	11,427	44,097	35,945	16,492	52,437
Total gross credit risk	894,040	196,941	1,090,981	884,300	191,340	1,075,640

	2020			2019
	Total on	Undrawn		Total on	Undrawn
Parent Entity	balance	credit		balance	credit
$m	sheet	commitments	Total	sheet	commitments	Total
Australia
Accommodation, cafes and restaurants	7,880	1,225	9,105	7,989	1,070	9,059
Agriculture, forestry and fishing	10,101	2,219	12,320	9,191	2,014	11,205
Construction	6,213	3,643	9,856	6,853	3,340	10,193
Finance and insurance[1]	244,758	8,954	253,712	200,863	7,316	208,179
Government, administration and defence	80,166	1,588	81,754	63,599	1,766	65,365
Manufacturing	9,037	6,477	15,514	10,322	5,850	16,172
Mining	3,381	3,735	7,116	3,304	3,802	7,106
Property	45,139	10,868	56,007	45,405	10,119	55,524
Property services and business services	11,992	7,019	19,011	13,348	5,898	19,246
Services	11,581	7,595	19,176	12,094	6,523	18,617
Trade	13,425	10,171	23,596	16,408	7,677	24,085
Transport and storage	9,044	5,136	14,180	9,221	5,114	14,335
Utilities	6,342	4,918	11,260	5,542	4,487	10,029
Retail lending	454,808	84,437	539,245	466,188	84,057	550,245
Other	5,731	2,489	8,220	5,684	2,740	8,424
Total Australia[1]	919,598	160,474	1,080,072	876,011	151,773	1,027,784
New Zealand
Accommodation, cafes and restaurants	—	1	1	—	—	—
Agriculture, forestry and fishing	48	4	52	67	7	74
Construction	11	35	46	17	16	33
Finance and insurance[1]	8,173	135	8,308	9,501	116	9,617
Government, administration and defence	1,743	8	1,751	2,196	8	2,204
Manufacturing	184	51	235	259	69	328
Mining	5	—	5	11	—	11
Property	102	—	102	117	3	120
Property services and business services	88	16	104	123	18	141
Services	46	—	46	46	1	47
Trade	337	157	494	392	170	562
Transport and storage	76	67	143	76	64	140
Utilities	492	83	575	507	73	580
Retail lending	—	1	1	—	13	13
Other	2	—	2	37	1	38
Total New Zealand[1]	11,307	558	11,865	13,349	559	13,908
Other overseas
Accommodation, cafes and restaurants	81	10	91	67	10	77
Agriculture, forestry and fishing	114	1	115	130	1	131
Construction	46	114	160	47	125	172
Finance and insurance[1]	20,585	2,217	22,802	19,380	3,067	22,447
Government, administration and defence	3,902	18	3,920	4,815	23	4,838
Manufacturing	1,905	3,384	5,289	3,822	5,269	9,091
Mining	330	1,134	1,464	497	1,869	2,366
Property	209	10	219	227	13	240
Property services and business services	1,585	786	2,371	1,683	862	2,545
Services	196	695	891	216	634	850
Trade	1,417	1,754	3,171	2,140	2,688	4,828
Transport and storage	665	268	933	888	643	1,531
Utilities	896	511	1,407	1,038	905	1,943
Retail lending	359	31	390	588	32	620
Other	118	14	132	133	14	147
Total other overseas[1]	32,408	10,947	43,355	35,671	16,155	51,826
Total gross credit risk	963,313	171,979	1,135,292	925,031	168,487	1,093,518

1.

The Parent Entity’s 2019 ‘Total on balance sheet’ and ‘Total’ amounts for Finance and Insurance have been restated for Australia, New Zealand and Other overseas locations to appropriately reflect intracompany eliminations. These restatements did not have any impact on total gross credit risk exposures.

21.2.4 Credit quality of financial assets

Credit quality disclosures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements of AASB 9 apply. The credit quality is determined by reference to the credit risk ratings system (refer Note 21.2.1) and expectations of future economic conditions under multiple scenarios:

Consolidated	2020				2019
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	382,892	6,629	—	389,521	382,119	743	—	382,862
Good/satisfactory	62,324	20,603	—	82,927	84,071	11,326	—	95,397
Weak	4,122	8,258	7,643	20,023	4,201	10,715	4,367	19,283
Total loans - housing	449,338	35,490	7,643	492,471	470,391	22,784	4,367	497,542
Loans - personal
Strong	4,768	146	—	4,914	5,694	2	—	5,696
Good/satisfactory	10,607	1,515	—	12,122	14,538	955	—	15,493
Weak	404	631	381	1,416	573	831	380	1,784
Total loans - personal	15,779	2,292	381	18,452	20,805	1,788	380	22,973
Loans - business[2]
Strong	65,091	2,063	—	67,154	75,758	232	—	75,990
Good/satisfactory	94,046	16,091	—	110,137	109,541	4,581	—	114,122
Weak	180	7,200	3,067	10,447	439	5,342	1,970	7,751
Total loans - business	159,317	25,354	3,067	187,738	185,738	10,155	1,970	197,863
Debt securities
Strong	90,461	365	—	90,826	72,813	—	—	72,813
Good/satisfactory	—	—	—	—	463	—	—	463
Weak	—	587	—	587	—	—	—	—
Total debt securities[3]	90,461	952	—	91,413	73,276	—	—	73,276
All other financial assets
Strong	39,871	—	—	39,871	30,623	—	—	30,623
Good/satisfactory	470	—	—	470	685	—	—	685
Weak	40	—	—	40	48	—	—	48
Total all other financial assets	40,381	—	—	40,381	31,356	—	—	31,356
Undrawn credit commitments
Strong	149,778	2,384	—	152,162	148,525	328	—	148,853
Good/satisfactory	38,121	4,713	—	42,834	39,782	1,294	—	41,076
Weak	117	1,608	220	1,945	142	1,135	134	1,411
Total undrawn credit commitments	188,016	8,705	220	196,941	188,449	2,757	134	191,340

Total strong	732,861	11,587	—	744,448	715,532	1,305	—	716,837
Total good/satisfactory	205,568	42,922	—	248,490	249,080	18,156	—	267,236
Total weak	4,863	18,284	11,311	34,458	5,403	18,023	6,851	30,277
Total on and off-balance sheet	943,292	72,793	11,311	1,027,396	970,015	37,484	6,851	1,014,350

Details of collateral held in support of these balances are provided in Note 21.2.6.

1.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.	Included in strong in 2019 was a $131 million exposure that is covered by a highly rated guarantee, which if it were not considered, the exposure would be classified as weak.
3.	Debt securities include $1,011 million (2019: $829 million) at amortised cost. $424 million (2019: $366 million) of these are classified as strong, and the rest are classified as weak.

Parent Entity	2020				2019
$m	Stage 1	Stage 2	Stage 3	Total1	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	345,662	5,805	—	351,467	361,727	536	—	362,263
Good/satisfactory	54,065	19,001	—	73,066	58,599	10,623	—	69,222
Weak	3,066	6,467	7,195	16,728	3,735	10,244	4,076	18,055
Total loans - housing	402,793	31,273	7,195	441,261	424,061	21,403	4,076	449,540
Loans - personal
Strong	4,292	135	—	4,427	5,106	1	—	5,107
Good/satisfactory	10,071	1,376	—	11,447	13,381	931	—	14,312
Weak	294	449	329	1,072	427	680	334	1,441
Total loans - personal	14,657	1,960	329	16,946	18,914	1,612	334	20,860
Loans - business[2]
Strong	53,321	1,761	—	55,082	64,041	123	—	64,164
Good/satisfactory	77,330	13,275	—	90,605	90,937	3,455	—	94,392
Weak	135	5,899	2,589	8,623	362	3,997	1,724	6,083
Total loans - business	130,786	20,935	2,589	154,310	155,340	7,575	1,724	164,639
Debt securities
Strong	85,434	324	—	85,758	68,309	—	—	68,309
Good/satisfactory	—	—	—	—	23	—	—	23
Weak	—	—	—	—	—	—	—	—
Total debt securities[3]	85,434	324	—	85,758	68,332	—	—	68,332
All other financial assets
Strong	204,239	—	—	204,239	162,339	—	—	162,339
Good/satisfactory	354	—	—	354	496	—	—	496
Weak	31	—	—	31	41	—	—	41
Total all other financial assets	204,624	—	—	204,624	162,876	—	—	162,876
Undrawn credit commitments
Strong	130,494	2,111	—	132,605	132,776	317	—	133,093
Good/satisfactory	33,552	4,117	—	37,669	33,097	1,122	—	34,219
Weak	99	1,426	180	1,705	123	937	115	1,175
Total undrawn credit commitments	164,145	7,654	180	171,979	165,996	2,376	115	168,487

Total strong	823,442	10,136	—	833,578	794,298	977	—	795,275
Total good/satisfactory	175,372	37,769	—	213,141	196,533	16,131	—	212,664
Total weak	3,625	14,241	10,293	28,159	4,688	15,858	6,249	26,795
Total on and off-balance sheet	1,002,439	62,146	10,293	1,074,878	995,519	32,966	6,249	1,034,734

Details of collateral held in support of these balances are provided in Note 21.2.6.

1.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.	Included in strong in 2019 was a $131 million that is covered by a highly rated guarantee, which if it were not considered, the exposure would be classified as weak.
3.

Debt securities include $3 million (2019: $27 million) at amortised cost. In 2020, all of these are classified as strong (2019: $4 million), and the remainder of the 2019 balances are classified as good/satisfactory.

21.2.5 Non-performing loans and credit commitments

The loans and credit commitments balance in stage 3 (non-performing) is represented by those loans and credit commitments which are in default. A default occurs when Westpac considered that the customer is unlikely to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition of default is aligned to the APRA regulatory definition of default. These can be disaggregated into impaired loans and credit commitments (which is where the customer is unlikely to pay its credit obligations in full including restructured loans) and items 90 days past due, or otherwise in default but not impaired.

Impaired loans and credit commitments include:

•	housing and business loans with insufficient security to cover the principal and interest payments owing (aligned to an impaired internal credit risk grade);
•	personal loans which are greater than 90 days past due; and
•	restructured loans (the original contractual terms have been modified to provide for concessions for a customer facing financial difficulties).

Items 90 days past due, or otherwise in default but not impaired include:

•	currently 90 days or more past due but well secured[1];
•	assets that were, but are no longer 90 days past due but are yet to satisfactorily demonstrate sustained improvement to allow reclassification; and
•	other assets in default and not impaired, including those where an order for bankruptcy or similar legal action has been taken (e.g. appointment of an Administrator or Receiver).

The determination of the provisions for ECL is one of the Group’s critical accounting assumptions and estimates. Details of this and the Group’s accounting policy for the provision for ECL are discussed in Notes 6 and 13, along with the total provisions for ECL on loans and credit commitments and the total for those loans that are considered non-performing (i.e. stage 3).

1.	The estimated net realisable value of security to which the Group has recourse is sufficient to cover all principal and interest.

The gross amount of non-performing loans and credit commitments, along with the provision for ECL/provision for impairment charges[1], by type and geography of impaired loans, is summarised in the following table:

Consolidated
$m	2020	2019	2018	2017	2016
Impaired exposures
Australia
Housing and business loans
Gross amount	1,845	1,215	882	975	1,589
Provision	(690)	(491)	(422)	(460)	(769)
Net	1,155	724	460	515	820
Personal loans greater than 90 days past due
Gross amount	370	384	358	362	267
Provision	(206)	(233)	(179)	(187)	(159)
Net	164	151	179	175	108
Restructured loans
Gross amount	16	16	9	12	13
Provision	(4)	(6)	(1)	(7)	(11)
Net	12	10	8	5	2
New Zealand
Housing and business loans
Gross amount	157	62	124	152	218
Provision	(70)	(26)	(30)	(41)	(95)
Net	87	36	94	111	123
Personal loans greater than 90 days past due
Gross amount	36	20	12	11	10
Provision	(26)	(15)	(9)	(8)	(7)
Net	10	5	3	3	3
Restructured loans
Gross amount	—	12	14	15	16
Provision	—	(3)	(4)	(5)	(4)
Net	—	9	10	10	12
Other overseas
Housing and business loans
Gross amount	355	50	13	15	44
Provision	(156)	(17)	(6)	(6)	(21)
Net	199	33	7	9	23
Personal loans greater than 90 days past due
Gross amount	—	1	1	—	—
Provision	—	—	(1)	—	—
Net	—	1	—	—	—
Restructured loans
Gross amount	—	3	3	—	2
Provision	—	(1)	(1)	—	(1)
Net	—	2	2	—	1
Total impaired exposures
Gross amount	2,779	1,763	1,416	1,542	2,159
Provision	(1,152)	(792)	(653)	(714)	(1,067)
Total net impaired exposures	1,627	971	763	828	1,092
Items 90 days past due, or otherwise in default but not impaired
Australia
Gross amount	7,976	4,684	3,861	3,322	3,075
Provision	(941)	(521)	(193)	(165)	(137)
Net	7,035	4,163	3,668	3,157	2,938
New Zealand
Gross amount	503	340	127	117	89
Provision	(72)	(33)	(10)	(9)	(7)
Net	431	307	117	108	82
Overseas
Gross amount	53	64	29	19	17
Provision	(8)	(9)	(2)	(2)	(1)
Net	45	55	27	17	16
Total items 90 days past due, or otherwise in default but not impaired
Gross amount	8,532	5,088	4,017	3,458	3,181
Provision	(1,021)	(563)	(205)	(176)	(145)
Total net items 90 days past due, or otherwise in default but not impaired	7,511	4,525	3,812	3,282	3,036
Total non-performing loans and credit commitments
Gross amount	11,311	6,851	5,433	5,000	5,340
Provision	(2,173)	(1,355)	(858)	(890)	(1,212)
Total net non-performing loans and credit commitments	9,138	5,496	4,575	4,110	4,128
1.	2020 and 2019 provisions for ECL were determined under AASB 9. 2018, 2017 and 2016 provisions for impairment charges were determined under AASB 139.

The following table summarises the interest received and forgone on impaired loans:

Consolidated 2020
$m	Australia	Overseas	Total
Interest received	3	8	11
Interest foregone	30	—	30

21.2.6 Collateral held

Loans

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held:

Performing loans

Consolidated	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	100.0	8.0	62.8	87.6	100.0	7.9	59.6	85.9
Partially secured	—	32.5	18.9	5.9	—	29.9	19.3	6.3
Unsecured	—	59.5	18.3	6.5	—	62.2	21.1	7.8
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	100.0	8.7	63.7	88.3	100.0	8.6	60.1	86.7
Partially secured	—	34.6	17.7	5.4	—	31.1	18.2	5.7
Unsecured	—	56.7	18.6	6.3	—	60.3	21.7	7.6
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans

Consolidated	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	95.2	—	39.2	76.4	90.3	—	49.5	73.3
Partially secured	4.8	49.4	30.7	13.5	9.7	38.2	29.2	17.0
Unsecured	—	50.6	30.1	10.1	—	61.8	21.3	9.7
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	95.2	—	44.1	79.0	90.1	—	54.0	75.1
Partially secured	4.8	50.7	26.4	11.8	9.9	34.1	27.4	16.1
Unsecured	—	49.3	29.5	9.2	—	65.9	18.6	8.8
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Details of the carrying value and associated provision for ECL are disclosed in Notes 12 and 13 respectively. The credit quality of loans is disclosed in Note 21.2.4.

1.	For the purposes of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case may be classified as partially secured.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Cash, primarily for derivatives	2,252	3,289	1,864	2,851
Securities under reverse repurchase agreements[1]	20,501	6,836	20,501	6,733
Securities under derivatives and stock borrowing[1]	32	119	32	119
Total other collateral held	22,785	10,244	22,397	9,703

1.    Securities received as collateral are not recognised on the Group and Parent Entity’s balance sheet.

21.3    Funding and liquidity risk

21.3.1 Liquidity modelling

In managing liquidity for Westpac, Treasury utilises balance sheet forecasts and the maturity profile of Westpac’s wholesale funding portfolio to project liquidity outcomes. Local liquidity limits are also used by Westpac in applicable jurisdictions to ensure liquidity is managed efficiently and prudently.

In addition, Westpac conducts regular stress testing to assess its ability to meet cash flow obligations under a range of market conditions and scenarios. These scenarios inform liquidity limits and strategic planning.

21.3.2 Sources of funding

Sources of funding are regularly reviewed to maintain a wide diversification by currency, geography, product and term. Sources include, but are not limited to:

•	deposits;
•	debt issues;
•	proceeds from sale of marketable securities;
•	repurchase agreements with central banks;
•	principal repayments on loans;
•	interest income; and
•	fee income.

Liquid assets

Treasury holds a portfolio of high-quality liquid assets as a buffer against unforeseen funding requirements. These assets are held in cash, or are otherwise eligible for repurchase agreements with the Reserve Bank of Australia or another central bank and include Government, State Government and highly rated investment grade securities. The level of liquid asset holdings is reviewed frequently and is consistent with both the requirements of the balance sheet and market conditions.

A summary of the Group’s liquid asset holdings is as follows:

	Consolidated
	2020		2019
$m	Actual	Average	Actual	Average
Cash	29,099	28,157	18,398	19,189
Trading securities and financial assets measured at FVIS	29,364	14,789	18,867	17,184
Investment securities	91,097	82,678	73,328	66,701
Loans[2]	71,616	66,512	58,933	52,498
Other financial assets	—	468	345	723
Total liquid assets	221,176	192,604	169,871	156,295

2.    Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand.

Group’s funding composition

The Group monitors the composition and stability of its funding so that it remains within the Group's funding risk appetite. This includes compliance with both the LCR and NSFR.

%	2020	2019
Customer deposits	65.0	62.5
Wholesale term funding with residual maturity greater than 12 months	15.7	16.6
Wholesale funding with a residual maturity less than 12 months	10.4	12.1
Securitisation	0.9	1.0
Equity	8.0	7.8
Group's total funding	100.0	100.0

Movements in the Group’s funding composition in 2020 included:

•

Customer deposits increased by 254 basis points to 65.0% of the Group’s total funding at 30 September 2020.   Customer deposits increased by $30.9 billion over the year, reflecting Government stimulus payments, a reduction in consumer spending and a higher household savings ratio, the early release of superannuation and an increase in Government and corporate cash balances;

•

Long term funding with a residual maturity greater than 12 months decreased 94 basis points or $5.6 billion to 15.7%.  The reduction in long term funding reflects strong growth in customers deposits and a contraction in lending which have reduced the bank's wholesale funding needs. Funding from securitisation was largely unchanged at 0.9% of total funding, reflecting the issuance of a $2.5 billion RMBS transaction in February 2020 which offset amortisation of existing RMBS transactions;

•

Wholesale funding with a residual maturity less than 12 months decreased by 169 basis points to 10.4%.    High levels of liquidity from customer deposits and access to the TFF enabled the bank to reduce its outstanding short term funding.  The Group's short term funding portfolio (including long term to short term scroll) of $88.5 billion had a weighted average maturity of 127 days and is more than covered by the $221.2 billion of unencumbered repo-eligible liquid assets and cash held by the Group; and

•	Funding from equity increased by 14 basis points to 8.0% of total funding.

Maintaining a diverse funding base with the capacity and flexibility to access a wide range of funding markets, investors, currencies, maturities and products is an important part of managing liquidity risk.  Westpac’s funding infrastructure supports its ability to meet changing and diverse investor demands. In the first half of 2020, the Group raised $12.9 billion of long term wholesale funding,  including $2.2 billion of Tier 2 capital securities, as the Group continued to make progress towards the Total Loss Absorbing Capital (TLAC) requirements. The Group did not access term wholesale funding markets in the Second Half following the introduction of the TFF.

Borrowings and outstanding issuances from existing debt programs at 30 September 2020 can be found in Notes 16 to 19.

Term Funding Facility (TFF)

On 19 March 2020, the Reserve Bank announced extensive measures aimed at providing liquidity to financial markets and to support the banks in providing credit to businesses. As well as lowering the cash rate, these measures included injecting extra liquidity into the financial system through daily market operations, the purchasing of Australian Government bonds in the secondary market, increasing the interest rate on Exchange Settlement Account Balances, and the introduction of the TFF. The RBA extended the TFF on 1 September 2020.

The TFF makes funding available to ADIs at a fixed interest rate of 25 basis points, for a maximum of three years. To access the TFF, ADIs must pledge eligible collateral, which includes self-securitised residential mortgage-backed securities. In aggregate, ADIs have access to at least $200 billion under the TFF, comprised of an Initial Allowance for each ADI, an Additional Allowance and a Supplementary Allowance.

Westpac's total TFF allowance as at 30 September 2020 was $19.7 billion and Westpac had drawn down $17.9 billion from its total TFF allowance. Westpac's Supplementary Allowance of $11.9 billion will be available to from 1 October 2020.

Credit ratings

As at 30 September 2020 the Parent Entity’s credit ratings were:

2020	Short-term	Long-term	Outlook
S&P Global Ratings	A-1+	AA-	Negative
Moody’s Investors Service	P-1	Aa3	Stable
Fitch Ratings	F1	A+	Negative

On 7 April 2020, following an assessment of the economic impact of the COVID-19 pandemic on the Australian and New Zealand economies, Fitch Ratings (Fitch) downgraded their long-term ratings for the major Australian banks (including Westpac Banking Corporation) by one notch, to A+ (from AA-). Fitch has maintained the rating outlook for the major Australian banks as "negative", reflecting the major downside risk to Fitch's economic outlook in light of the evolving global situation.

On 8 April 2020, S&P Global Ratings affirmed Australia's AAA/A-1+ ratings but revised the outlook on these ratings to "negative". As a result of the change in Australia's sovereign rating outlook, S&P Global Ratings affirmed Westpac Banking Corporation's current issuer credit rating of AA- long term and A-1+ short term but the outlook was revised to "negative".

21.3.3 Assets pledged as collateral

The Group and Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 24, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Cash	4,762	5,912	4,625	5,755
Cash deposit on stock borrowed	16	18	16	18
Securities (including certificates of deposit)	1,693	1,932	1,693	1,932
Securities pledged under repurchase agreements	36,727	13,754	36,727	13,754
Total amount pledged to secure liabilities	43,198	21,616	43,061	21,459

21.3.4 Contractual maturity of financial liabilities

The following tables present cash flows associated with financial liabilities, payable at the balance sheet date, by remaining contractual maturity. The amounts disclosed in the table are the future contractual undiscounted cash flows, whereas the Group manages inherent liquidity risk based on expected cash flows.

Cash flows associated with financial liabilities include both principal payments as well as fixed or variable interest payments incorporated into the relevant coupon period. Principal payments reflect the earliest contractual maturity date. Derivative liabilities designated for hedging purposes are expected to be held for their remaining contractual lives, and reflect gross cash flows over the remaining contractual term.

Derivatives held for trading and certain liabilities classified in “Other financial liabilities” which are measured at FVIS are not managed for liquidity purposes on the basis of their contractual maturity, and accordingly these liabilities are presented in the up to 1 month column. Only the liabilities that the Group manages based on their contractual maturity are presented on a contractual undiscounted basis in the following tables.

Consolidated 2020	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	2,251	—	—	—	—	2,251
Deposits and other borrowings	432,005	67,944	86,421	10,408	63	596,841
Other financial liabilities	20,275	1,129	94	18,065	—	39,563
Derivative financial instruments:
Held for trading	22,216	—	—	—	—	22,216
Held for hedging purposes (net settled)	29	43	179	379	22	652
Held for hedging purposes (gross settled):
Cash outflow	204	5,645	1,785	1,704	—	9,338
Cash inflow	(200)	(5,595)	(1,709)	(1,651)	—	(9,155)
Debt issues	6,920	11,264	32,715	79,797	25,623	156,319
Total financial liabilities excluding loan capital	483,700	80,430	119,485	108,702	25,708	818,025
Loan capital	1	68	387	6,665	21,410	28,531
Total undiscounted financial liabilities	483,701	80,498	119,872	115,367	47,118	846,556
Total contingent liabilities and commitments
Letters of credit and guarantees	12,610	—	—	—	—	12,610
Commitments to extend credit	184,064	—	—	—	—	184,064
Other commitments	267	—	—	—	—	267
Total undiscounted contingent liabilities and commitments	196,941	—	—	—	—	196,941

Consolidated 2019	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	3,291	—	—	—	—	3,291
Deposits and other borrowings	374,126	83,365	97,081	11,968	73	566,613
Other financial liabilities	19,425	3,176	3,874	157	—	26,632
Derivative financial instruments:
Held for trading	27,945	—	—	—	—	27,945
Held for hedging purposes (net settled)	57	85	280	631	40	1,093
Held for hedging purposes (gross settled):
Cash outflow	4	287	902	517	—	1,710
Cash inflow	—	(276)	(875)	(466)	—	(1,617)
Debt issues	5,071	12,158	42,917	102,296	30,417	192,859
Total financial liabilities excluding loan capital	429,919	98,795	144,179	115,103	30,530	818,526
Loan capital	1	76	371	6,293	20,557	27,298
Total undiscounted financial liabilities	429,920	98,871	144,550	121,396	51,087	845,824
Total contingent liabilities and commitments
Letters of credit and guarantees	15,150	—	—	—	—	15,150
Commitments to extend credit	176,002	—	—	—	—	176,002
Other commitments	188	—	—	—	—	188
Total undiscounted contingent liabilities and commitments	191,340	—	—	—	—	191,340

Parent Entity 2020	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	1,863	—	—	—	—	1,863
Deposits and other borrowings	389,498	57,543	71,368	8,466	63	526,938
Other financial liabilities	19,704	1,129	94	18,065	—	38,992
Derivative financial instruments:
Held for trading	22,268	—	—	—	—	22,268
Held for hedging purposes (net settled)	21	28	137	277	22	485
Held for hedging purposes (gross settled):
Cash outflow	7	2,110	9	455	—	2,581
Cash inflow	(7)	(2,088)	(21)	(437)	—	(2,553)
Debt issues	6,596	10,915	24,980	66,305	24,370	133,166
Due to subsidiaries	18,610	934	4,390	18,529	171,240	213,703
Total financial liabilities excluding loan capital	458,560	70,571	100,957	111,660	195,695	937,443
Loan capital	1	68	387	6,665	21,410	28,531
Total undiscounted financial liabilities	458,561	70,639	101,344	118,325	217,105	965,974
Total contingent liabilities and commitments
Letters of credit and guarantees	12,069	—	—	—	—	12,069
Commitments to extend credit	159,644	—	—	—	—	159,644
Other commitments	266	—	—	—	—	266
Total undiscounted contingent liabilities and commitments	171,979	—	—	—	—	171,979

Parent Entity 2019	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	2,853	—	—	—	—	2,853
Deposits and other borrowings	339,448	70,761	83,602	10,311	73	504,195
Other financial liabilities	19,340	3,121	3,625	157	—	26,243
Derivative financial instruments:
Held for trading	28,329	—	—	—	—	28,329
Held for hedging purposes (net settled)	21	9	97	378	33	538
Held for hedging purposes (gross settled):
Cash outflow	—	221	57	—	—	278
Cash inflow	—	(215)	(51)	—	—	(266)
Debt issues	4,790	10,959	37,104	86,064	28,063	166,980
Due to subsidiaries	15,538	1,020	4,989	20,117	142,620	184,284
Total financial liabilities excluding loan capital	410,319	85,876	129,423	117,027	170,789	913,434
Loan capital	1	76	371	6,293	20,557	27,298
Total undiscounted financial liabilities	410,320	85,952	129,794	123,320	191,346	940,732
Total contingent liabilities and commitments
Letters of credit and guarantees	14,583	—	—	—	—	14,583
Commitments to extend credit	153,716	—	—	—	—	153,716
Other commitments	188	—	—	—	—	188
Total undiscounted contingent liabilities and commitments	168,487	—	—	—	—	168,487

21.3.5 Expected maturity

The following tables present the balance sheet based on expected maturity dates, except for deposits, based on historical behaviours. The liability balances in the following tables will not agree to the contractual maturity tables (Note 21.3.4) due to the analysis below being based on expected rather than contractual maturities, the impact of discounting and the exclusion of interest accruals beyond the reporting period. Included in the following tables are equity securities classified as trading securities, investment securities and life insurance assets that have no specific maturity. These assets have been classified based on the expected period of disposal. Deposits are presented in the following table on a contractual basis, however as part of our normal banking operations, the Group would expect a large proportion of these balances to be retained.

	2020			2019
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	30,129	—	30,129	20,059	—	20,059
Collateral paid	4,778	—	4,778	5,930	—	5,930
Trading securities and financial assets
measured at FVIS	32,591	8,076	40,667	18,544	13,237	31,781
Derivative financial instruments	13,583	9,784	23,367	20,695	9,164	29,859
Investment securities	6,824	84,715	91,539	9,810	63,591	73,401
Loans (net of provisions)	90,856	602,203	693,059	99,197	615,573	714,770
Other financial assets	5,474	—	5,474	5,367	—	5,367
Life insurance assets	3,450	143	3,593	1,541	7,826	9,367
Investment in associates	—	61	61	—	129	129
All other assets	1,400	17,879	19,279	1,222	14,741	15,963
Total assets	189,085	722,861	911,946	182,365	724,261	906,626
Liabilities
Collateral received	2,250	—	2,250	3,287	—	3,287
Deposits and other borrowings	584,037	7,094	591,131	551,817	11,430	563,247
Other financial liabilities	22,861	18,064	40,925	29,059	156	29,215
Derivative financial instruments	13,157	9,897	23,054	19,203	9,893	29,096
Debt issues	49,070	101,255	150,325	56,933	124,524	181,457
Life insurance liabilities	1,809	(413)	1,396	1,703	5,674	7,377
All other liabilities	5,395	5,447	10,842	3,907	1,707	5,614
Total liabilities excluding loan capital	678,579	141,344	819,923	665,909	153,384	819,293
Loan capital	1,323	22,626	23,949	—	21,826	21,826
Total liabilities	679,902	163,970	843,872	665,909	175,210	841,119
Net assets/(net liabilities)	(490,817)	558,891	68,074	(483,544)	549,051	65,507

	2020			2019
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	25,436	—	25,436	17,692	—	17,692
Collateral paid	4,641	—	4,641	5,773	—	5,773
Trading securities and financial assets
measured at FVIS	30,550	7,480	38,030	16,736	12,829	29,565
Derivative financial instruments	13,349	9,445	22,794	20,613	8,670	29,283
Investment securities	5,120	80,706	85,826	7,200	61,198	68,398
Loans (net of provisions)	70,453	537,371	607,824	79,956	551,980	631,936
Other financial assets	4,745	—	4,745	4,615	—	4,615
Due from subsidiaries	10,420	170,559	180,979	10,291	132,670	142,961
Investment in subsidiaries	—	6,475	6,475	—	6,436	6,436
Investment in associates	—	57	57	—	100	100
All other assets	796	15,199	15,995	756	12,224	12,980
Total assets	165,510	827,292	992,802	163,632	786,107	949,739
Liabilities
Collateral received	1,862	—	1,862	2,849	—	2,849
Deposits and other borrowings	516,391	5,222	521,613	491,562	9,868	501,430
Other financial liabilities	22,092	18,064	40,156	28,360	156	28,516
Derivative financial instruments	12,805	9,974	22,779	19,167	9,700	28,867
Debt issues	40,886	86,780	127,666	50,028	106,646	156,674
Due to subsidiaries	20,551	165,712	186,263	17,563	131,044	148,607
All other liabilities	3,770	4,996	8,766	2,545	1,587	4,132
Total liabilities excluding loan capital	618,357	290,748	909,105	612,074	259,001	871,075
Loan capital	1,323	22,626	23,949	—	21,826	21,826
Total liabilities	619,680	313,374	933,054	612,074	280,827	892,901
Net assets/(net liabilities)	(454,170)	513,918	59,748	(448,442)	505,280	56,838

21.4     Market risk

21.4.1  Value-at-Risk

The Group uses VaR as one of the mechanisms for controlling both traded and non-traded market risk.

VaR is a statistical estimate of the potential loss in earnings over a specified period of time and to a given level of confidence based on historical market movements. The confidence level indicates the probability that the loss will not exceed the VaR estimate on any given day.

VaR seeks to take account of all material market variables that may cause a change in the value of the portfolio, including interest rates, FX rates, price changes, volatility and the correlations between these variables. Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk and Treasury Risk units which monitor market risk exposures against VaR and structural concentration limits. These are supplemented by escalation triggers for material profits or losses and stress testing of risks beyond the 99% confidence interval.

The key parameters of VaR are:

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

21.4.2 Traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2020			2019			2018
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	25.5	7.0	14.6	14.9	6.6	10.9	15.6	5.1	8.6
FX risk	11.7	0.5	4.0	8.6	0.8	4.1	6.9	0.7	3.0
Equity risk	0.7	0.0	0.2	0.2	0.0	0.0	1.0	0.0	0.1
Commodity risk[1]	3.4	0.6	1.9	42.0	1.7	8.2	24.3	1.7	6.5
Other market risks[2]	32.9	2.4	14.6	5.5	2.0	3.5	5.8	1.4	3.8
Diversification effect	n/a	n/a	(14.9)	n/a	n/a	(12.3)	n/a	n/a	(8.6)
Net market risk	42.0	7.1	20.4	45.3	7.9	14.4	28.1	6.7	13.4

1.	Includes electricity risk. The lower VaR measures in 2020 were due to reduced risk, revised modelling and closure of electricity trading commenced in June 2020.
2.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

21.4.3 Non-traded market risk

Non-traded market risk includes Interest Rate Risk in the Banking Book (IRRBB) – the risk to net interest income or the economic value on banking book items as interest rates change.

Net interest income (NII) sensitivity is managed in terms of the NaR. A simulation model is used to calculate Westpac’s potential NaR. This combines the underlying balance sheet data with assumptions about run off and new business, expected repricing behaviour and changes in wholesale market interest rates. Simulations using a range of interest rate scenarios are used to provide a series of potential future NII outcomes. The interest rate scenarios modelled, over a three year time horizon using a 99% confidence interval, include those projected using historical market interest rate volatility as well as 100 and 200 basis point shifts up and down from the current market yield curves in Australia and New Zealand. Additional stressed interest rate scenarios are also considered and modelled.

A comparison between the NII outcomes from these modelled scenarios indicates the sensitivity to interest rate changes.

Net interest income-at-Risk (NaR)

The following table depicts NaR assuming a 100 basis point shock (with a floor of zero for falling interest rates) over the next 12 months as a percentage of reported NII:

	2020				2019
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	(0.27)	3.09	(1.22)	(0.25)	2.88	2.88	(0.46)	0.81
Parent Entity	(0.38)	2.35	(0.89)	(0.10)	2.14	2.14	(0.42)	0.43

Value at Risk - IRRBB

The table below depicts VaR for IRRBB:

	2020				2019
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	202.4	219.7	31.0	126.7	34.1	37.3	19.4	27.8

As at 30 September 2020 the Value at Risk – IRRBB for the Parent Entity was $208.2 million (2019: $38.3 million).

Risk mitigation

IRRBB stems from the ordinary course of banking activities, including structural interest rate risk (the mismatch between the duration of assets and liabilities) and capital management.

The Group hedges its exposure to such interest rate risk using derivatives. Further details on the Group’s hedge accounting are discussed in Note 20.

The same controls used to monitor traded market risk allow management to continuously monitor and manage IRRBB.

Structural FX risk

Structural FX risk results from the generation of foreign currency denominated earnings and from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore earnings and capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios. Note 20 includes details of the Group’s ALM activities including details of the hedge accounting and economic hedges used to manage this risk.